Taxation - Reconciliation of effective tax rate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
South African normal tax rate	28.00%	28.00%	28.00%
Increase in rate of tax due to - disallowed preference share dividends	0.90%	0.90%	1.20%
Increase in rate of tax due to - disallowed expenditure	4.20%	2.30%	4.30%
Increase in rate of tax due to - disallowed share-based payment expenses	5.30%	0.10%	0.20%
Increase in rate of tax due to - translation differences			1.10%
Increase in rate of tax due to - different tax rates	2.60%	0.30%	1.00%
Increase in rate of tax due to - effect of tax litigation matters		3.20%
Increase in rate of tax due to - tax losses not recognised	9.30%	1.00%	13.10%
Increase in rate of tax due to - prior year adjustments	0.40%
Increase in rate of tax due to - other adjustments	1.50%	0.40%	1.20%
Normal tax rate plus increase in tax rate	52.20%	36.20%	50.10%
Decrease in rate of tax due to - exempt income	(4.20%)	(0.40%)	(0.80%)
Decrease in rate of tax due to - share of profits of equity accounted investments	(2.60%)	(1.00%)	(0.60%)
Decrease in rate of tax due to - exempt income on reversal of EGTL provision			(2.70%)
Decrease in rate of tax due to - recognition of previously unrecognised deferred tax assets		(1.60%)	(4.00%)
Decrease in rate of tax due to - utilisation of tax losses	(0.40%)		(0.70%)
Decrease in rate of tax due to - investment incentive allowances	(6.90%)	(2.40%)	(2.40%)
Decrease in rate of tax due to - effect of tax rate change in the US	(1.40%)
Decrease in rate of tax due to - translation differences	(0.90%)	(0.90%)
Decrease in rate of tax due to - prior year adjustments		(1.40%)	(1.90%)
Decrease in rate of tax due to - other adjustments	(0.40%)	(0.20%)	(0.40%)
Effective tax rate	35.40%	28.30%	36.60%
Adjusted effective tax rate	27.30%	26.50%	28.20%
Increase in energy efficiency allowance	R 300
Canadian shale gas asset
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Impairment loss	2,800
Mozambique PSA
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Impairment loss	R 1,100